Equity	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Equity
28.	EQUITY
a.	Share capital
1)	Common stocks

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Number of authorized shares	12,000	12,000
Authorized shares	$120,000	$120,000
Number of issued and paid shares	7,757	7,757
Issued and outstanding shares	$77,574	$77,574

The issued common stocks of a par value at $10 per share entitled the right to vote and receive dividends.

2)	Global depositary receipts

The MOTC and some stockholders sold some common stocks of Chunghwa in an international offering of securities in the form of American Depositary Shares (“ADS”) (one ADS represents 10 common stocks) in July 2003, August 2005, and September 2006.  The ADSs were traded on the New York Stock Exchange since July 17, 2003.  As of December 31, 2019, the outstanding ADSs were 230 million common stocks, which equaled 23 million units and represented 2.96% of Chunghwa’s total outstanding common stocks.

The ADS holders generally have the same rights and obligations as other common stockholders, subject to the provision of relevant laws.  The exercise of such rights and obligations shall comply with the related regulations and deposit agreement, which stipulate, among other things, that ADS holders are entitled to, through deposit agents:

a)	Exercise their voting rights,
b)	Sell their ADSs, and
c)	Receive dividends declared and subscribe to the issuance of new shares.
b.	Additional paid-in capital

The adjustments of additional paid-in capital for the years ended December 31, 2017, 2018 and 2019 were as follows:

	Share Premium	Movements of Additional Paid-in Capital for Associates and Joint Ventures Accounted for Using Equity Method	Movements of Additional Paid-in Capital Arising from Changes in Equities of Subsidiaries	Difference between Consideration Received and Carrying Amount of the Subsidiaries’ Net Assets upon Disposal	Donated Capital	Stockholders’ Contribution Due to Privatization	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2017	$126,045	$—	$389	$85	$13	$20,648	$147,180
Unclaimed dividend	—	—	—	—	3	—	3
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	—	—	—	—	—	—
Partial disposal of interests in subsidiaries	—	—	1	76	—	—	77
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	—	—	802	—	—	—	802
Other changes in additional paid-in capital in subsidiaries	—	—	—	—	—	—	—
Share-based payment transactions of subsidiaries	—	—	2	—	—	—	2
Treasury stock transfer of subsidiaries	—	—	27	—	—	—	27
Balance on December 31, 2017	$126,045	$—	$1,221	$161	$16	$20,648	$148,091

Balance on January 1, 2018	$126,045	$—	$1,221	$161	$16	$20,648	$148,091
Unclaimed dividend	—	—	—	—	2	—	2
Partial disposal of interests in subsidiaries	—	—	—	826	—	—	826
Change in additional paid-in capital for not proportionately participating in the capital increase of a subsidiary	—	—	777	—	—	—	777
Share-based payment transactions of subsidiaries	—	—	11	—	—	—	11
Treasury stock transfer of subsidiaries	—	—	55	—	—	—	55
Balance on December 31, 2018	$126,045	$—	$2,064	$987	$18	$20,648	$149,762

Balance on January 1, 2019	$126,045	$—	$2,064	$987	$18	$20,648	$149,762
Unclaimed dividend	—	—	—	—	1	—	1
Share-based payment transactions of subsidiaries	—	—	(1)	—	—	—	(1)
Balance on December 31, 2019	$126,045	$—	$2,063	$987	$19	$20,648	$149,762

Additional paid-in capital from share premium, donated capital and the difference between consideration received and the carrying amount of the subsidiaries’ net assets upon disposal may be utilized to offset deficits.  Furthermore, when Chunghwa has no deficit, it may be distributed in cash or capitalized, which however is limited to a certain percentage of Chunghwa’s paid-in capital except the additional paid-in capital arising from unclaimed dividend can only be utilized to offset deficits.

The additional paid-in capital from movements of paid-in capital arising from changes in equities of subsidiaries may only be utilized to offset deficits.

Among additional paid-in capital from movements of investments in associates and joint ventures accounted for using equity method, the portion arising from the difference between consideration received and the carrying amount of the subsidiaries’ net assets upon disposal may be utilized to offset deficits; furthermore, when the Company has no deficit, it may be distributed in cash or capitalized. However, other additional paid-in capital recognized in proportion of share ownership may only be utilized to offset deficits.

c.	Retained earnings and dividends policy

In accordance with the Chunghwa’s Articles of Incorporation, Chunghwa must pay all outstanding taxes, offset deficits in prior years and set aside a legal reserve equal to 10% of its net income before distributing a dividend or making any other distribution to stockholders, except when the accumulated amount of such legal reserve equals to Chunghwa’s total issued capital, and depending on its business needs or requirements, may also set aside or reverse special reserves.  No less than 50% of the remaining earnings comprising remaining balance of net income, if any, plus cumulative undistributed earnings shall be distributed as stockholders’ dividends, of which cash dividends to be distributed shall not be less than 50% of the total amount of dividends to be distributed.  If cash dividend to be distributed is less than $0.10 per share, such cash dividend shall be distributed in the form of common stocks.

Special reserve was appropriated in accordance with the relevant laws and regulations or as requested by local authority.  Pursuant to existing regulations, Chunghwa is required to set aside additional special reserve equivalent to debit balances under stockholder’s equity.  For subsequent decrease in the deduction amount to stockholder’s equity, the decreased amount could be reversed from the special reserve to retained earnings.

The appropriation for legal reserve shall be made until the accumulated reserve equals the aggregate par value of the outstanding capital stock of Chunghwa.  This reserve can only be used to offset a deficit, or, when the legal reserve has exceeded 25% of Chunghwa’s paid-in capital, the excess may be transferred to capital or distributed in cash.

The appropriations of the 2017 and 2018 earnings of Chunghwa approved by the stockholders in their meetings on June 15, 2018 and June 21, 2019 were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Fiscal Year 2017	For Fiscal Year 2018	For Fiscal Year 2017	For Fiscal Year 2018
	NT$	NT$	NT$	NT$
	(In Millions)
Reversal of special reserve	$5	$—
Cash dividends	37,205	34,746	$4.796	$4.479

The appropriations of earnings for 2019 had been proposed by Chunghwa’s Board of Directors on February 26, 2020.  The appropriations and dividends per share were as follows:

	For Fiscal Year 2019
	Appropriation of Earnings	Dividends Per Share
	NT$	NT$
	(In Millions)
Cash dividends	$32,783	$4.226

The appropriations of earnings for 2019 are subject to the resolution of the stockholders’ meeting planned to be held on May 29, 2020.

d.	Other equity items
1)	Exchange differences arising from the translation of the foreign operations

The exchange differences arising from the translation of the foreign operations from their functional currency to New Taiwan dollars were recognized as exchange differences arising from the translation of the foreign operations in other comprehensive income.

2)	Unrealized gain or loss on available-for-sale financial assets
Unrealized Gain or Loss on AFS Financial Assets
NT$
(In Millions)
Balance as of January 1, 2017	$(51)
Unrealized gain or loss on available-for-sale financial assets	607
Income tax relating to unrealized gain and loss on available-for-sale financial assets	2
Amount reclassified from equity to profit or loss on disposal of available-for-sale financial assets	—
Balance as of December 31, 2017 under IAS 39	558
Effect of retrospective application of IFRS 9	(558)
Balance as of January 1, 2018 under IFRS 9	$—

Unrealized gain or loss on available-for-sale financial assets were accumulated gains and losses on the available-for-sale financial assets measured at fair value, which were recognized in other comprehensive income and were included in the calculation of the related disposal gain and loss or impairment loss of such financial assets upon reclassified to profits or losses.

3)	Unrealized gain or loss on financial assets at FVOCI
	Year Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)
Beginning balance	$—	$538
Effect of retrospective application of IFRS 9	883	—
Beginning balance as adjusted	883	538
Unrealized gain (loss) for the year
Equity instruments	(345)	197
Ending balance	$538	$735

e.	Noncontrolling interests
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$6,272	$8,474	$9,857
Effect of retrospective application of IFRS 9, 15 and 16	—	(4)	(20)
Beginning balance as adjusted	6,272	8,470	9,837
Attributable to noncontrolling interests
Net income for the year	1,172	1,024	974
Exchange differences arising from the translation of the net investment in foreign operations	(12)	(3)	8
Unrealized gain or loss on financial assets at FVOCI	—	(1)	(26)
Unrealized loss on available-for-sale financial assets	(2)	—	-
Income tax relating to unrealized gain and loss on available-for-sale financial assets	1	—	-
Remeasurements of defined benefit pension plans	(8)	(9)	15
Income tax relating to remeasurements of defined benefit pension plans	—	3	(3)
Share of other comprehensive income (loss) of associates accounted for using equity method	(2)	1	(1)
Cash dividends distributed by subsidiaries	(942)	(958)	(710)
Partial disposal of interests in subsidiaries	29	349	-
Share-based payment transactions of subsidiaries	20	42	22
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	1,750	700	-
Other changes in additional paid-in capital of subsidiaries	—	—	-
Net increase (decrease) in noncontrolling interests	196	239	(1)
Ending balance	$8,474	$9,857	$10,115